Central Bank Compulsory Deposits - Summary of Central Bank Compulsory Deposits (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of deposits from banks [Line Items]
Central Bank compulsory deposits	R$ 98,837	R$ 85,700
Non-interest bearing deposits [Member]
Disclosure of deposits from banks [Line Items]
Central Bank compulsory deposits	4,790	3,002
Interest-bearing deposits [Member]
Disclosure of deposits from banks [Line Items]
Central Bank compulsory deposits	R$ 94,047	R$ 82,698